Pension and other post-retirement benefits - PBO/ABO/Fair value (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
PBO	SFr 15,885	SFr 16,088	SFr 15,661
ABO	14,962	15,160
Defined benefit pension plans - Switzerland | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	16,088
ABO	0	15,160
Fair value of plan assets	0	15,602
Defined benefit pension plans - Switzerland | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
Fair value of plan assets	0	0
Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	3,337	3,366	3,539
ABO	3,281	3,315
Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,426	1,630
ABO	1,391	1,600
Fair value of plan assets	1,095	1,152
Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,407	1,613
ABO	1,378	1,589
Fair value of plan assets	1,079	1,137
Bank | Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	3,337	3,366	SFr 3,539
ABO	3,281	3,315
Bank | Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,426	1,630
ABO	1,391	1,600
Fair value of plan assets	1,095	1,152
Bank | Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,407	1,613
ABO	1,378	1,589
Fair value of plan assets	SFr 1,079	SFr 1,137